UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Templeton Global Bond Fund
(Institutional and Investor Class (formerly Initial Class))
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the 12 months ended December 31, 2017, Great-West Templeton Global Bond Fund (Institutional Class shares) returned 2.47%, while its benchmark, the Citigroup World Government Bond Index (WGBI), returned 7.49%.
The year began with a rally in emerging markets (“EMs”) as fourth quarter 2016 fears for potential trade shocks dissipated. Capital moved into several undervalued markets at a pace not seen in a number of years. The strengthening trends in specific EMs largely continued throughout much of 2017, particularly in select areas of Latin America and Asia.
Duration exposures around the world generally performed well during the year, as rates in developed markets remained relatively low or range-bound, while a number of EM local-currency markets saw declining yields and strengthening valuations.
The 10-year U.S. Treasury note reached its highest yield of 2017 at 2.62% on March 13, two days before the U.S. Federal Reserve made its first rate hike of 2017. However, yields declined in the second and third quarters as policy setbacks from the Trump Administration and subdued inflation figures appeared to dampen expectations for higher rates.
Those negative trends began to reverse in the fall months as Federal Reserve Chair Janet Yellen returned from Jackson Hole with more hawkish-sounding comments on the need to normalize monetary policy. Additionally, a moderate pickup in inflation, exceptional strength in U.S. labor markets, progress on tax reform and a new Federal Reserve Chair nomination (Jerome Powell) appeared to push rate expectations higher, in our opinion. The Federal Reserve also began unwinding its nearly U.S. $4.5 trillion balance sheet in October. Ultimately, the Federal Reserve raised rates 0.25% three times in 2017, as it indicated it would.
On the currency front, the U.S. Dollar broadly weakened during much of the year, with notable weakness against the Euro and Mexican Peso during the summer months. Those trends reversed in September and October, before resuming over the final two months of the year leaving the U.S. Dollar broadly weaker in 2017.
In Europe, economic optimism surged in the summer months, driven by the cyclical upswing in eurozone growth as well as some political refortifying after Emannuel Macron’s victory in the French election in May. The euro appreciated 13.9% against the U.S. Dollar during the year. However, growing populist/nationalist movements in a number of countries continued to test the political cohesion across the eurozone. Angela Merkel’s win in the German election in September came with new uncertainties around forming a coalition government.
In October, European Central Bank (“ECB”) President Mario Draghi announced a reduction in the ECB’s bond-buying program, as expected, to €30 billion per month, down from a €60 billion monthly pace, scheduled to begin in January 2018. Draghi also indicated that rates would not be hiked until quantitative easing (QE) ends, implying that rates would likely remain unchanged in the upcoming year.
In Japan, Prime Minister Shinzo Abe’s political mandate was reaffirmed after his political coalition maintained its supermajority in October elections. While The Bank of Japan continued to deploy massive levels of quantitative easing throughout 2017, the Yen still appreciated 3.7% against the U.S. Dollar during the year.

During the period, the Fund’s positive performance was primarily attributable to interest-rate strategies and sovereign credit exposures. Currency positions had a largely neutral effect on absolute return. The strategy maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Select duration exposures in Latin America (Brazil) and Asia ex Japan (Indonesia) contributed to absolute performance, while negative duration exposure to U.S. Treasuries detracted. Among currencies, the strategy’s net-negative positions in the euro, the Japanese Yen and the Australian Dollar detracted from absolute results. However, currency positions in Latin America (the Mexican Peso and Brazilian Real) and Asia ex Japan (the Indian Rupee) contributed to absolute performance.
During the period, the Fund’s relative underperformance was primarily due to currency positions. Sovereign credit exposures contributed to relative return while interest-rate strategies had a largely neutral effect. Among currencies, the Fund’s underweighted positions in the Euro, the Japanese Yen and the Australian Dollar detracted from relative performance. However, overweighted currency positions in Latin America (the Mexican Peso and Brazilian Real) and Asia ex Japan (the Indian Rupee) contributed to relative results. Select overweighted duration exposures in Latin America (Brazil) and Asia ex Japan (Indonesia) contributed to relative performance, while underweighted duration exposure in the U.S. and Europe detracted.
On the whole, we continued to position our strategies for rising rates by maintaining low portfolio duration and aiming at a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that can offer positive real yields without taking undue interest-rate risk, favoring countries that we believe have solid underlying fundamentals and prudent fiscal, monetary, and financial policies. When investing globally, investment opportunities could take some time to materialize, which may require weathering short-term volatility as the longer-term investing theses develop. During the period, we added to some of our strongest investment convictions as prices became cheaper during periods of heightened volatility. We also maintained exposures to a number of EM currencies that we believe remained fundamentally undervalued. Overall, we were positioned for depreciation of the Euro and Yen, rising U.S. Treasury yields, and currency appreciation in select EMs. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	2.47%	N/A	-0.01%
Investor Class	1.95%	0.26%	4.27%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Country as of December 31, 2017.
Country	Percentage of Fund Investments
Mexico	20.03%
United States	19.32
Brazil	14.15
India	9.37
Indonesia	7.88
South Korea	5.47
Thailand	5.04
Argentina	4.56
Columbia	4.25
Philippines	3.52
South Africa	1.85
Serbia	1.51
Ghana	1.36
Peru	0.97
Ukraine	0.72
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$ 994.80	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.97
Investor Class
Actual	$1,000.00	$ 993.00	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.75
* Expenses are equal to the Fund's annualized expense ratio of 0.78% for the Institutional Class shares and 1.13% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
289,000	ARS, 22.75%, 03/05/2018	$ 15,417
4,875,000	ARS, 21.20%, 09/19/2018	253,983
89,466,000	ARS, 18.20%, 10/03/2021	4,899,634
3,215,000	ARS, 25.10%, 04/03/2022(b) BADLARPP + 2.00%	170,305
27,319,000	ARS, 16.00%, 10/17/2023	1,458,234
130,304,000	ARS, 15.50%, 10/17/2026	6,997,635
	Brazil Letras do Tesouro Nacional(d)
22,700 (c)	BRL, 0.00%, 07/01/2019	6,157,099
12,537 (c)	BRL, 0.00%, 07/01/2020	3,077,731
2,240 (c)	BRL, 0.00%, 07/01/2021	494,423
	Brazil Notas do Tesouro Nacional Series B, Index Linked(e)
161 (c)	BRL, 6.00%, 05/15/2019	153,670
1,247 (c)	BRL, 6.00%, 08/15/2022	1,200,621
1,384 (c)	BRL, 6.00%, 05/15/2023	1,330,389
250 (c)	BRL, 6.00%, 08/15/2024	240,726
	Brazil Notas do Tesouro Nacional Series F
2,120 (c)	BRL, 10.00%, 01/01/2019	657,580
31,320 (c)	BRL, 10.00%, 01/01/2021	9,714,644
41,897 (c)	BRL, 10.00%, 01/01/2023	12,780,056
27,055 (c)	BRL, 10.00%, 01/01/2025	8,137,762
8,299 (c)	BRL, 10.00%, 01/01/2027	2,475,056
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	94,561
41,000,000	COP, 4.38%, 03/21/2023	12,985
64,000,000	COP, 9.85%, 06/28/2027	26,787
813,000,000	Colombian Titulos De Tesoreria COP, 7.00%, 06/30/2032	274,453
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	201,610
327,000,000	COP, 5.00%, 11/21/2018	109,906
454,000,000	COP, 7.00%, 09/11/2019	157,419
1,035,000,000	COP, 11.00%, 07/24/2020	393,627
1,189,000,000	COP, 7.00%, 05/04/2022	417,216
4,456,000,000	COP, 10.00%, 07/24/2024	1,796,935
8,723,200,000	COP, 7.50%, 08/26/2026	3,108,412
4,621,700,000	COP, 6.00%, 04/28/2028	1,478,789
15,835,100,000	COP, 7.75%, 09/18/2030	5,760,924
	Ghana Government Bond
670,000	GHC, 17.24%, 11/11/2019	148,086
50,000	GHC, 21.50%, 03/09/2020	11,925
220,000	GHC, 21.00%, 03/23/2020	51,928
150,000	GHC, 18.25%, 09/21/2020	33,847
50,000	GHC, 24.75%, 03/01/2021	13,075
50,000	GHC, 24.50%, 06/21/2021	13,165
50,000	GHC, 24.75%, 07/19/2021	13,284
1,930,000	GHC, 18.75%, 01/24/2022	450,871
1,930,000	GHC, 19.75%, 03/25/2024	471,006
5,790,000	GHC, 19.00%, 11/02/2026	1,405,811
7,673,000	GHC, 19.75%, 03/15/2032	1,846,177
	India Government Bond
182,000,000	INR, 8.79%, 11/08/2021	3,013,916
147,000,000	INR, 8.20%, 02/15/2022	2,380,457
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
484,000,000	INR, 8.15%, 06/11/2022	$ 7,825,266
329,000,000	INR, 8.08%, 08/02/2022	5,322,040
25,000,000	INR, 6.84%, 12/19/2022	386,699
362,000,000	INR, 8.83%, 11/25/2023	6,040,680
361,000,000	INR, 7.68%, 12/15/2023	5,766,662
	Indonesia Treasury Bond
10,000,000,000	IDR, 11.50%, 09/15/2019	806,613
26,549,000,000	IDR, 11.00%, 11/15/2020	2,223,725
515,000,000	IDR, 12.80%, 06/15/2021	46,131
8,357,000,000	IDR, 8.25%, 07/15/2021	662,158
2,198,000,000	IDR, 7.00%, 05/15/2022	168,486
3,887,000,000	IDR, 12.90%, 06/15/2022	360,991
257,000,000	IDR, 10.25%, 07/15/2022	21,928
2,419,000,000	IDR, 5.63%, 05/15/2023	174,656
52,449,000,000	IDR, 8.38%, 03/15/2024	4,298,046
145,011,000,000	IDR, 8.38%, 09/15/2026	12,076,127
2,400,000,000	IDR, 12.00%, 09/15/2026	240,165
10,314,000,000	IDR, 7.00%, 05/15/2027	796,693
212,000,000	IDR, 10.00%, 02/15/2028	19,499
635,000,000	IDR, 6.13%, 05/15/2028	45,568
8,099,000,000	IDR, 9.00%, 03/15/2029	704,562
1,440,000,000	IDR, 10.50%, 08/15/2030	137,877
17,784,000,000	IDR, 8.75%, 05/15/2031	1,527,067
18,670,000,000	IDR, 8.38%, 03/15/2034	1,534,342
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,065,962
4,280,000,000	Korea Monetary Stabilization Bond KRW, 1.33%, 10/02/2018	3,983,335
	Korea Treasury Bond
1,050,000,000	KRW, 1.72%, 12/02/2018	979,758
2,200,000,000	KRW, 1.25%, 12/10/2019	2,022,158
	Mexican Bonos
2,225,400 (f)	MXP, 4.75%, 06/14/2018	11,168,933
261,500 (f)	MXP, 8.50%, 12/13/2018	1,339,346
2,625,700 (f)	MXP, 5.00%, 12/11/2019	12,710,992
709,900 (f)	MXP, 8.00%, 06/11/2020	3,639,670
757,500 (f)	MXP, 6.50%, 06/10/2021	3,720,948
	Mexican Udibonos, Index Linked(e)
7,210 (g)	MXP, 4.00%, 06/13/2019	219,129
5,670 (g)	MXP, 2.50%, 12/10/2020	166,487
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,163,479
	Philippines Government Bond
9,260,000	PHP, 5.88%, 01/31/2018	185,769
106,499,000	PHP, 2.13%, 05/23/2018	2,125,549
37,900,000	PHP, 5.00%, 08/18/2018	767,915
422,060,000	PHP, 3.88%, 11/22/2019	8,416,428
2,130,000	PHP, 3.38%, 08/20/2020	41,646
	Republic of Serbia(h)
610,000	4.88%, 02/25/2020	632,875
3,780,000	7.25%, 09/28/2021	4,321,576
	Republic of South Africa Government Bond
11,196,000	ZAR, 10.50%, 12/21/2026	1,010,694
15,836,000	ZAR, 8.00%, 01/31/2030	1,171,397
11,344,000	ZAR, 7.00%, 02/28/2031	763,480
20,368,000	ZAR, 8.25%, 03/31/2032	1,506,797

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
8,942,000	ZAR, 8.88%, 02/28/2035	$ 679,380
10,065,000	ZAR, 6.25%, 03/31/2036	585,337
4,841,000	ZAR, 8.50%, 01/31/2037	351,926
520,000,000	Thailand Government Bond THB, 3.88%, 06/13/2019	16,514,268
4,316,000	Ukraine Government International Bond(h) 0.00%, 05/31/2040	2,374,646
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 58.84% (Cost $215,291,709)		$221,717,998
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 11.94%
	Argentine Bonos del Tesoro
1,061,721	ARS, 28.00%, 06/21/2018	50,292
24,000,000	ARS, 27.57%, 07/18/2018	1,117,776
356,000,000	Colombian TES Corto Plazo COP, 5.20%, 03/13/2018	118,040
	Korea Treasury Notes
4,520,000,000	KRW, 1.13%, 01/16/2018	4,219,776
7,230,000,000	KRW, 1.83%, 10/08/2018	6,742,257
	Mexico Cetes
10,373,030 (f)	MXP, 7.21%, 01/04/2018	5,269,209
326,940 (f)	MXP, 7.26%, 02/01/2018	165,144
7,786,850 (f)	MXP, 7.28%, 03/01/2018	3,911,226
3,058,540 (f)	MXP, 7.29%, 03/15/2018	1,531,938
9,395,030 (f)	MXP, 7.40%, 03/28/2018	4,693,477
11,167,170 (f)	MXP, 7.31%, 04/12/2018	5,561,975
7,030,060 (f)	MXP, 7.32%, 04/26/2018	3,491,594
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,286,950 (f)	MXP, 7.33%, 05/10/2018	$ 1,627,937
782,990 (f)	MXP, 7.34%, 05/24/2018	386,702
721,000 (f)	MXP, 7.45%, 06/07/2018	355,090
2,772,850 (f)	MXP, 7.37%, 06/21/2018	1,361,711
4,553,660 (f)	MXP, 7.33%, 08/16/2018	2,211,487
3,720,240 (f)	MXP, 7.31%, 10/11/2018	1,786,850
784,000 (f)	MXP, 7.30%, 12/06/2018	372,440
		44,974,921
U.S. Government Agency Bonds and Notes — 8.70%
32,800,000	Federal Home Loan Mortgage Corp 0.99%, 01/02/2018	32,797,329
U.S. Treasury Bonds and Notes — 7.57%
	U.S. Treasury Bills
11,226,000	1.22%, 01/11/2018	11,221,489
17,304,000	1.25%, 01/18/2018	17,292,718
		28,514,207
SHORT TERM INVESTMENTS — 28.21% (Cost $107,581,341)		$106,286,457
TOTAL INVESTMENTS — 87.05% (Cost $322,873,050)		$328,004,455
OTHER ASSETS & LIABILITIES, NET — 12.95%		$ 48,815,121
TOTAL NET ASSETS — 100.00%		$376,819,576

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Principal amount of the security is adjusted for inflation.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2017, the aggregate cost and fair value of 144A securities was $6,948,015 and $7,329,097, respectively, representing 1.94% of net assets.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
At December 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	1,813,019	EUR	1,534,000	January 08, 2018	$(28,816)
BA	USD	3,311,058	EUR	2,774,707	January 17, 2018	(22,532)
BA	USD	3,466,477	EUR	2,972,200	January 31, 2018	(107,678)
BA	USD	1,231,219	EUR	1,052,000	February 05, 2018	(34,185)
BA	USD	559,756	EUR	477,331	February 06, 2018	(14,435)
BA	USD	1,503,822	EUR	1,272,328	February 16, 2018	(27,521)
BA	USD	261,203	EUR	221,000	February 22, 2018	(4,874)
BA	USD	286,007	EUR	239,056	February 28, 2018	(1,907)
BA	USD	285,493	EUR	240,017	March 01, 2018	(3,597)
BA	USD	567,523	EUR	477,331	March 07, 2018	(7,632)
BA	USD	6,298,523	EUR	5,346,794	January 16, 2018	(124,782)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	1,504,019	EUR	1,272,328	March 16, 2018	$(29,978)
BA	USD	649,217	JPY	70,490,000	April 18, 2018	19,855
BA	USD	1,198,384	JPY	133,511,950	May 18, 2018	4,151
BA	USD	1,212,441	JPY	133,110,875	May 21, 2018	21,578
BA	USD	1,223,172	JPY	133,472,500	May 22, 2018	29,001
BA	USD	853,855	JPY	93,241,000	May 25, 2018	19,480
BB	USD	567,655	EUR	480,000	January 10, 2018	(8,748)
BB	USD	3,712,504	EUR	3,099,501	January 31, 2018	(14,733)
BB	USD	1,884,037	JPY	207,960,000	February 09, 2018	34,584
BB	USD	1,388,272	JPY	156,670,000	January 11, 2018	(3,097)
BB	USD	3,330,596	JPY	377,130,000	January 16, 2018	(19,497)
BB	USD	816,609	JPY	90,170,000	January 31, 2018	15,026
BB	USD	231,355	JPY	25,220,000	February 15, 2018	7,005
BB	USD	301,007	JPY	32,550,000	February 28, 2018	11,276
BB	USD	1,399,336	JPY	150,840,000	February 28, 2018	56,692
BB	USD	946,574	JPY	103,760,000	March 19, 2018	21,883
BB	USD	688,850	JPY	76,061,410	March 26, 2018	10,703
BB	USD	1,441,071	JPY	160,791,700	April 11, 2018	6,076
BB	USD	528,015	JPY	59,530,000	January 24, 2018	(1,010)
CIT	INR	4,940,000	USD	75,778	March 19, 2018	1,063
CIT	MXP	167,000,000	JPY	957,449,410	June 14, 2018	(671,080)
CIT	USD	5,285,476	AUD	7,117,000	March 13, 2018	(266,705)
CIT	USD	524,790	AUD	698,900	March 09, 2018	(20,451)
CIT	USD	1,057,964	AUD	1,408,900	March 09, 2018	(41,177)
CIT	USD	511,471	EUR	430,647	January 24, 2018	(6,167)
CIT	USD	6,228,035	EUR	5,349,167	January 31, 2018	(204,490)
CIT	USD	206,001	EUR	177,000	February 09, 2018	(6,950)
CIT	USD	5,405,190	EUR	4,613,945	February 14, 2018	(147,436)
CIT	USD	33,683	EUR	28,380	March 13, 2018	(527)
CIT	USD	493,541	JPY	54,406,000	February 09, 2018	9,692
CIT	USD	889,676	JPY	97,662,000	February 13, 2018	20,981
CIT	USD	586,706	JPY	65,340,000	February 14, 2018	5,486
CIT	USD	1,279,224	JPY	141,415,000	March 23, 2018	18,639
CIT	USD	113,244	JPY	12,300,000	April 13, 2018	3,458
CIT	USD	1,422,446	JPY	158,569,300	May 18, 2018	4,081
CIT	USD	1,481,919	JPY	161,870,000	June 20, 2018	31,114
CIT	USD	125,647	JPY	14,230,000	January 16, 2018	(760)
CIT	USD	1,171,671	JPY	129,520,000	January 25, 2018	20,608
CIT	USD	597,482	JPY	64,770,000	February 15, 2018	21,306
CIT	USD	335,494	JPY	37,956,958	May 09, 2018	(3,835)
CIT	USD	493,548	JPY	55,117,000	August 14, 2018	(2,335)
CIT	USD	490,721	JPY	55,117,000	May 14, 2018	(2,167)
CIT	USD	488,210	JPY	55,117,000	February 14, 2018	(2,073)
CIT	USD	483,967	JPY	54,379,000	May 16, 2018	(2,381)
CIT	USD	1,417,405	JPY	158,569,300	May 21, 2018	(1,220)
CIT	USD	326,099	JPY	36,253,000	May 22, 2018	1,745
CIT	USD	1,158,760	JPY	128,700,000	June 08, 2018	6,094
CIT	USD	2,158,462	JPY	242,350,000	June 12, 2018	(12,608)
CIT	USD	243,127	JPY	27,274,000	June 13, 2018	(1,219)
CIT	USD	616,569	KRW	697,000,000	March 20, 2018	(37,339)
CIT	USD	914,815	KRW	1,046,000,000	January 16, 2018	(64,269)
CIT	USD	1,255,726	KRW	1,398,000,000	May 15, 2018	(57,310)
CIT	USD	1,506,011	KRW	1,685,000,000	February 20, 2018	(73,997)
CIT	USD	624,580	KRW	697,000,000	February 20, 2018	(28,990)
DB	INR	28,413,500	USD	431,947	February 08, 2018	11,742
DB	INR	20,440,000	USD	310,733	February 08, 2018	8,447
DB	INR	36,766,000	USD	562,343	January 23, 2018	12,613
DB	INR	5,653,000	USD	85,361	April 25, 2018	2,226
DB	INR	18,408,000	USD	283,222	March 14, 2018	3,257
DB	USD	2,076,483	EUR	1,751,700	January 24, 2018	(29,062)
DB	USD	847,939	EUR	717,000	January 26, 2018	(14,015)
DB	USD	20,957,983	EUR	17,783,458	January 30, 2018	(425,965)
DB	USD	543,745	EUR	464,700	February 05, 2018	(15,221)
DB	USD	2,955,174	EUR	2,530,158	February 07, 2018	(88,572)
DB	USD	3,301,291	EUR	2,814,827	February 15, 2018	(86,381)
DB	USD	144,158	EUR	122,000	February 22, 2018	(2,726)
DB	USD	653,894	EUR	554,345	January 22, 2018	(12,337)
DB	USD	3,262,796	EUR	2,747,131	March 13, 2018	(48,652)
DB	USD	3,252,219	EUR	2,747,131	January 16, 2018	(48,014)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	226,585	JPY	25,220,000	February 16, 2018	$2,224
DB	USD	515,189	JPY	56,915,000	March 22, 2018	7,876
DB	USD	1,217,659	JPY	132,200,000	April 13, 2018	37,687
DB	USD	2,475,474	JPY	268,480,000	June 19, 2018	69,294
DB	USD	2,452,581	JPY	268,950,000	June 22, 2018	41,748
DB	USD	599,778	JPY	67,625,000	January 11, 2018	(792)
DB	USD	664,878	JPY	73,860,000	January 24, 2018	8,507
DB	USD	676,693	JPY	74,988,441	January 29, 2018	10,129
DB	USD	737,457	JPY	80,829,000	February 20, 2018	18,262
DB	USD	330,712	JPY	35,826,000	February 26, 2018	11,855
DB	USD	398,440	JPY	43,102,000	February 28, 2018	14,784
DB	USD	199,374	JPY	21,785,000	March 01, 2018	5,451
DB	USD	512,360	JPY	55,300,000	March 13, 2018	19,723
DB	USD	625,832	JPY	69,943,000	May 21, 2018	94
DB	USD	2,016,383	KRW	2,240,000,000	May 18, 2018	(87,607)
DB	USD	3,126,398	KRW	3,495,000,000	February 28, 2018	(151,292)
DB	USD	2,062,310	KRW	2,244,000,000	March 14, 2018	(42,716)
GS	USD	399,338	EUR	336,500	January 18, 2018	(4,968)
GS	USD	431,587	EUR	364,000	January 29, 2018	(6,085)
GS	USD	58,465	EUR	50,000	February 02, 2018	(1,668)
GS	USD	226,457	EUR	193,000	February 15, 2018	(5,821)
GS	USD	543,687	EUR	458,074	February 20, 2018	(7,758)
GS	USD	541,291	EUR	456,963	January 17, 2018	(7,714)
GS	USD	398,779	EUR	336,500	February 20, 2018	(6,312)
GS	USD	59,741	EUR	50,000	March 05, 2018	(497)
GS	USD	187,199	EUR	156,816	March 05, 2018	(1,729)
GS	USD	542,260	EUR	456,963	March 19, 2018	(8,793)
GS	USD	516,080	JPY	58,269,000	January 11, 2018	(1,401)
GS	USD	1,558,128	JPY	168,946,270	February 16, 2018	55,161
GS	USD	699,113	JPY	78,890,000	April 27, 2018	(5,635)
GS	USD	647,772	JPY	72,750,000	May 15, 2018	(2,840)
HSB	INR	749,059,000	USD	11,378,255	January 16, 2018	341,792
HSB	INR	15,138,500	USD	231,972	February 08, 2018	4,422
HSB	INR	92,783,000	USD	1,388,923	May 16, 2018	45,333
HSB	USD	4,774,734	EUR	4,037,318	January 10, 2018	(73,441)
HSB	USD	999,392	EUR	839,000	January 16, 2018	(8,531)
HSB	USD	152,314	EUR	130,000	February 02, 2018	(4,032)
HSB	USD	944,359	EUR	810,000	February 12, 2018	(30,325)
HSB	USD	811,146	EUR	683,934	February 22, 2018	(12,289)
HSB	USD	881,491	JPY	98,110,000	February 16, 2018	8,692
HSB	USD	1,158,942	JPY	128,121,000	February 27, 2018	18,594
HSB	USD	415,219	JPY	46,600,000	March 06, 2018	269
HSB	USD	337,398	JPY	37,738,000	May 15, 2018	(97)
HSB	USD	1,219,349	JPY	133,579,700	May 21, 2018	24,292
HSB	USD	2,504,891	JPY	268,900,000	June 18, 2018	95,093
HSB	USD	422,558	JPY	47,880,000	January 16, 2018	(2,766)
HSB	USD	4,302,423	JPY	476,063,132	January 31, 2018	70,368
HSB	USD	1,279,531	JPY	139,213,000	February 22, 2018	40,739
HSB	USD	944,401	JPY	103,138,000	March 01, 2018	26,299
HSB	USD	2,370,636	JPY	264,800,000	April 11, 2018	7,412
HSB	USD	164,246	JPY	18,251,000	May 29, 2018	885
HSB	USD	869,185	JPY	96,350,000	September 11, 2018	627
HSB	USD	863,990	JPY	96,350,000	June 11, 2018	900
HSB	USD	1,487,209	JPY	166,850,000	June 13, 2018	(7,593)
HSB	USD	3,830,502	KRW	4,330,000,000	March 20, 2018	(231,794)
HSB	USD	1,611,701	KRW	1,817,999,098	March 27, 2018	(94,123)
HSB	USD	3,281,534	KRW	3,706,000,902	January 10, 2018	(185,002)
HSB	USD	6,513,786	KRW	7,442,000,000	April 18, 2018	(472,112)
HSB	USD	4,161,543	KRW	4,704,000,000	January 24, 2018	(245,562)
HSB	USD	8,293,506	KRW	9,336,000,000	April 30, 2018	(472,437)
HSB	USD	1,223,887	KRW	1,368,000,000	May 17, 2018	(61,024)
HSB	USD	2,510,661	KRW	2,767,000,000	February 27, 2018	(84,245)
HSB	USD	3,090,808	KRW	3,339,000,000	March 05, 2018	(40,875)
JPM	INR	23,720,000,000	AUD	2,262,927	May 22, 2018	(65,382)
JPM	INR	47,000,000,000	USD	3,386,167	May 03, 2018	56,591
JPM	INR	31,722,000	USD	486,832	February 15, 2018	8,177
JPM	INR	19,419,555,300	USD	1,449,870	March 19, 2018	(21,186)
JPM	INR	14,624,000	USD	221,274	January 12, 2018	7,606
JPM	INR	30,959,000	USD	473,379	January 23, 2018	10,765
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	INR	55,542,800,000	USD	4,035,368	April 25, 2018	$36,336
JPM	INR	13,318,000	USD	202,340	February 01, 2018	5,771
JPM	INR	4,324,000	USD	66,136	January 30, 2018	1,445
JPM	USD	7,897,280	AUD	10,672,000	March 13, 2018	(428,261)
JPM	USD	2,631,085	AUD	3,530,000	March 16, 2018	(122,741)
JPM	USD	9,069,353	AUD	12,082,000	March 20, 2018	(355,925)
JPM	USD	1,549,789	AUD	2,030,500	May 15, 2018	(34,095)
JPM	USD	1,550,541	AUD	2,030,500	February 15, 2018	(33,672)
JPM	USD	3,895,290	EUR	3,294,100	January 08, 2018	(59,854)
JPM	USD	490,924	EUR	412,000	January 16, 2018	(4,027)
JPM	USD	1,549,214	EUR	1,298,006	January 17, 2018	(10,237)
JPM	USD	3,054,825	EUR	2,573,709	January 18, 2018	(37,495)
JPM	USD	835,536	EUR	714,000	February 02, 2018	(23,163)
JPM	USD	4,309,197	EUR	3,704,000	January 10, 2018	(138,717)
JPM	USD	3,200,884	EUR	2,730,000	February 14, 2018	(84,519)
JPM	USD	1,254,203	EUR	1,060,027	February 20, 2018	(21,897)
JPM	USD	1,252,072	EUR	1,060,027	January 22, 2018	(21,905)
JPM	USD	1,350,900	EUR	1,143,000	February 22, 2018	(25,235)
JPM	USD	500,129	EUR	424,212	February 26, 2018	(10,720)
JPM	USD	2,300,208	EUR	1,938,666	March 12, 2018	(36,543)
JPM	USD	2,296,456	EUR	1,938,666	February 12, 2018	(36,367)
JPM	USD	2,292,136	EUR	1,938,668	January 11, 2018	(36,056)
JPM	USD	1,254,017	EUR	1,060,027	March 15, 2018	(23,931)
JPM	USD	486,330	JPY	54,095,000	January 22, 2018	5,653
JPM	USD	1,888,258	JPY	207,900,000	February 08, 2018	39,422
JPM	USD	709,308	JPY	79,134,000	February 16, 2018	5,322
JPM	USD	325,749	JPY	35,907,000	February 28, 2018	6,137
JPM	USD	883,920	JPY	98,600,000	March 05, 2018	5,993
JPM	USD	858,057	JPY	91,900,000	April 23, 2018	37,287
JPM	USD	9,574,246	JPY	1,027,450,600	April 24, 2018	397,408
JPM	USD	575,774	JPY	62,827,000	May 22, 2018	13,664
JPM	USD	2,359,925	JPY	266,150,000	January 11, 2018	(3,724)
JPM	USD	1,405,089	JPY	158,050,000	January 16, 2018	1,111
JPM	USD	1,808,784	JPY	200,000,000	January 25, 2018	31,355
JPM	USD	628,780	JPY	69,500,000	January 29, 2018	11,002
JPM	USD	1,899,627	JPY	208,410,000	February 09, 2018	46,172
JPM	USD	2,306,844	JPY	249,183,000	February 15, 2018	90,181
JPM	USD	1,010,330	JPY	109,441,000	February 22, 2018	36,465
JPM	USD	1,187,623	JPY	128,578,000	February 28, 2018	43,135
JPM	USD	410,892	JPY	44,500,000	February 28, 2018	14,792
JPM	USD	125,247	JPY	14,034,000	March 30, 2018	91
JPM	USD	2,383,543	JPY	266,150,000	April 06, 2018	8,998
JPM	USD	1,396,822	JPY	156,275,000	April 20, 2018	1,368
JPM	USD	332,347	JPY	37,286,000	May 14, 2018	(1,086)
JPM	USD	707,476	JPY	79,429,000	May 16, 2018	(2,911)
JPM	USD	1,378,133	JPY	154,590,000	June 13, 2018	(6,832)
JPM	USD	582,403	JPY	65,200,000	June 15, 2018	(1,792)
MS	USD	1,141,345	EUR	968,000	February 27, 2018	(24,413)
MS	USD	949,792	EUR	802,250	March 19, 2018	(17,643)
MS	USD	946,470	EUR	802,250	January 18, 2018	(17,436)
MS	USD	344,378	JPY	38,040,000	March 26, 2018	5,222
MS	USD	254,778	JPY	28,500,000	June 18, 2018	(630)
SAH	USD	498,660	EUR	420,000	February 20, 2018	(6,952)
SAH	USD	1,063,728	EUR	890,000	February 28, 2018	(8,166)
SAH	USD	1,041,340	EUR	872,692	January 31, 2018	(8,097)
SAH	USD	648,494	EUR	551,000	January 16, 2018	(13,443)
SAH	USD	485,618	JPY	54,379,000	May 15, 2018	(700)
SAH	USD	539,887	JPY	59,860,000	January 22, 2018	7,983
SAH	USD	1,892,725	JPY	207,930,000	February 08, 2018	43,622
SAH	USD	382,698	JPY	42,690,000	April 10, 2018	1,732
SAH	USD	336,312	JPY	37,802,500	May 16, 2018	(1,781)
SAH	USD	529,586	JPY	58,884,000	May 24, 2018	2,689
UBS	USD	424,426	EUR	359,008	January 08, 2018	(6,625)
UBS	USD	3,512,937	EUR	2,961,330	January 18, 2018	(45,111)
UBS	USD	72,775	EUR	61,500	January 22, 2018	(1,138)
UBS	USD	1,670,187	EUR	1,406,000	February 20, 2018	(22,407)
UBS	USD	72,193	EUR	60,990	February 22, 2018	(1,237)
UBS	USD	129,754	EUR	109,008	March 06, 2018	(1,585)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
					Net Depreciation	$(4,665,097)
At December 31, 2017, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.79%	3-mo. LIBOR	$ 8,350,000	March 31, 2024	$(243,384)	Quarterly
Receive	2.73%	3-mo. LIBOR	3,630,000	July 07, 2024	(96,054)	Quarterly
Receive	1.91%	3-mo. LIBOR	8,650,000	January 22, 2025	221,641	Quarterly
Receive	1.97%	3-mo. LIBOR	10,820,000	January 23, 2025	238,335	Quarterly
Receive	1.97%	3-mo. LIBOR	6,380,000	January 27, 2025	139,203	Quarterly
Receive	1.94%	3-mo. LIBOR	1,600,000	January 29, 2025	38,651	Quarterly
Receive	1.94%	3-mo. LIBOR	1,350,000	January 30, 2025	32,258	Quarterly
Receive	1.82%	3-mo. LIBOR	2,130,000	February 03, 2025	68,440	Quarterly
Receive	1.99%	3-mo. LIBOR	3,050,000	March 27, 2025	67,151	Quarterly
Receive	1.98%	3-mo. LIBOR	3,050,000	March 27, 2025	68,634	Quarterly
Receive	3.49%	3-mo. LIBOR	3,970,000	March 31, 2044	(724,538)	Quarterly
Receive	2.38%	3-mo. LIBOR	10,200,000	November 18, 2046	325,507	Quarterly
Receive	2.79%	3-mo. LIBOR	7,200,000	March 13, 2047	(385,963)	Quarterly
Receive	2.54%	3-mo. LIBOR	10,800,000	April 13, 2047	(6,243)	Quarterly
Receive	0.00%	3-mo. LIBOR	4,500,000	July 27, 2047	(50,628)	Quarterly
				Net Depreciation	$(306,990)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Dollar
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2017
Summary of Investments by Country as of December 31, 2017.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 65,692,286	20.03%
United States	63,377,499	19.32
Brazil	46,419,757	14.15
India	30,735,720	9.37
Indonesia	25,844,633	7.88
South Korea	17,947,285	5.47
Thailand	16,514,268	5.04
Argentina	14,963,275	4.56
Columbia	13,951,664	4.25
Philippines	11,537,306	3.52
South Africa	6,069,011	1.85
Serbia	4,954,451	1.51
Ghana	4,459,175	1.36
Peru	3,163,479	0.97
Ukraine	2,374,646	0.72
Total	$328,004,455	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West Templeton Global Bond Fund
ASSETS:
Investments in securities, fair value(a)	$328,004,455
Cash	10,423,884
Cash denominated in foreign currencies, fair value(b)	1,211,294
Cash collateral for forwards	2,220,000
Cash collateral for swaps	1,170,000
Dividends and interest receivable	4,416,825
Subscriptions receivable	491,624
Receivable for investments sold	29,517,541
Variation margin on centrally cleared swaps	5,939,254
Unrealized appreciation on forward foreign currency contracts	2,411,868
Total Assets	385,806,745
LIABILITIES:
Payable for director fees	4,015
Payable for other accrued fees	147,529
Payable for shareholder services fees	14,051
Payable to investment adviser	157,667
Redemptions payable	1,586,942
Unrealized depreciation on forward foreign currency contracts	7,076,965
Total Liabilities	8,987,169
NET ASSETS	$376,819,576
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,150,770
Paid-in capital in excess of par	368,900,068
Net unrealized appreciation	257,026
Overdistributed net investment income	(15,866,072)
Accumulated net realized gain	19,377,784
NET ASSETS	$376,819,576
NET ASSETS BY CLASS
Investor Class	$47,461,242
Institutional Class	$329,358,334
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	5,690,334
Institutional Class	35,817,365
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.34
Institutional Class	$9.20
(a) Cost of investments	$322,873,050
(b) Cost of cash denominated in foreign currencies	$1,212,232
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West Templeton Global Bond Fund
INVESTMENT INCOME:
Interest	$18,926,593
Income from securities lending	4,332
Foreign withholding tax	(614,742)
Total Income	18,316,183
EXPENSES:
Management fees	2,550,711
Shareholder services fees – Investor Class	176,838
Audit and tax fees	36,412
Custodian fees	291,105
Director's fees	10,708
Legal fees	5,594
Pricing fees	11,659
Registration fees	24,192
Shareholder report fees	3,984
Transfer agent fees	5,122
Other fees	90,460
Total Expenses	3,206,785
Less amount waived by investment adviser	190,780
Net Expenses	3,016,005
NET INVESTMENT INCOME	15,300,178
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(1,582,548)
Net realized loss on interest rate swaps	(818,413)
Net realized loss on forward foreign currency contracts	(2,706,727)
Net Realized Loss	(5,107,688)
Net change in unrealized appreciation on investments and foreign currency translations	16,184,577
Net change in unrealized depreciation on interest rate swaps	(268,489)
Net change in unrealized depreciation on forward foreign currency contracts	(18,023,860)
Net Change in Unrealized Depreciation	(2,107,772)
Net Realized and Unrealized Loss	(7,215,460)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,084,718
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Templeton Global Bond Fund	2017	2016
OPERATIONS:
Net investment income	$15,300,178	$9,347,576
Net realized loss	(5,107,688)	(28,515,326)
Net change in unrealized appreciation (depreciation)	(2,107,772)	30,662,747
Net Increase in Net Assets Resulting from Operations	8,084,718	11,494,997
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(960,990)	(481,872)
Institutional Class	(6,048,877)	(2,419,279)
From return of capital	(7,009,867)	(2,901,151)
From net investment income
Investor Class	-	(388,352)
Institutional Class	-	(1,608,302)
From net investment income	0	(1,996,654)
Total Distributions	(7,009,867)	(4,897,805)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,496,812	17,498,458
Institutional Class	82,517,605	75,643,898
Shares issued in reinvestment of distributions
Investor Class	960,990	870,224
Institutional Class	6,048,877	4,027,581
Shares redeemed
Investor Class	(25,196,836)	(35,831,434)
Institutional Class	(58,366,721)	(88,016,010)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	23,460,727	(25,807,283)
Total Increase (Decrease) in Net Assets	24,535,578	(19,210,091)
NET ASSETS:
Beginning of year	352,283,998	371,494,089
End of year(a)	$376,819,576	$352,283,998
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,061,226	2,174,318
Institutional Class	8,860,463	8,595,130
Shares issued in reinvestment of distributions
Investor Class	118,788	111,140
Institutional Class	647,757	468,868
Shares redeemed
Investor Class	(2,975,414)	(4,460,885)
Institutional Class	(6,253,029)	(9,950,347)
Net Increase (Decrease)	2,459,791	(3,061,776)
(a) Including overdistributed net investment income:	$(15,866,072)	$(26,722,815)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 8.34	0.33	(0.17)	0.16	(0.16)	-	-	(0.16)	$8.34	1.95%
12/31/2016	$ 8.21	0.19	0.12	0.31	(0.07)	(0.11)	-	(0.18)	$8.34	2.97%
12/31/2015	$ 9.03	0.14	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
12/31/2013	$ 9.75	0.14	(0.09)	0.05	-	(0.15)	(0.07)	(0.22)	$9.58	0.55%
Institutional Class
12/31/2017	$ 9.16	0.40	(0.20)	0.20	(0.16)	-	-	(0.16)	$9.20	2.47%
12/31/2016	$ 8.98	0.24	0.13	0.37	(0.07)	(0.12)	-	(0.19)	$9.16	3.29%
12/31/2015 (d)	$10.00	0.27	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 47,461	1.22%	1.13%	3.88%	55%
12/31/2016	$ 54,085	1.30%	1.30%	2.32%	50%
12/31/2015	$ 71,085	1.30%	1.30%	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	1.89%	28%
12/31/2013	$349,313	1.30%	1.30%	1.45%	34%
Institutional Class
12/31/2017	$329,358	0.82%	0.78%	4.24%	55%
12/31/2016	$298,199	0.95%	0.95%	2.66%	50%
12/31/2015 (d)	$300,409	0.95% (g)	0.95% (g)	4.26% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2017

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Long-term capital gain	-	1,996,654
Return of capital	7,009,867	2,901,151
	$7,009,867	$4,897,805
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$(8,131,687)	$2,089,056	$6,042,631
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Net unrealized depreciation on foreign currency	(18,262,467)
Capital loss carryforwards	(177,338)
Post-October losses	(6,074,037)
Net unrealized appreciation	28,282,580
Tax composition of capital	$3,768,738

Annual Report - December 31, 2017

At December 31, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2017, were as follows:
No Expiration	$(177,338)
Total	$(177,338)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(6,062,520)	$(11,517)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$294,749,788
Gross unrealized appreciation on investments	40,807,462
Gross unrealized depreciation on investments	(12,524,882)
Net unrealized appreciation on investments	$28,282,580
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements

Annual Report - December 31, 2017

contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $353,903,161 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $84,213,846 in interest rate swaps for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized appreciation	$(306,990)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,411,868	Unrealized depreciation on forward foreign currency contracts	$(7,076,965)
(a)Includes cumulative depreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2017

The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (818,413)	Net change in unrealized depreciation on interest rate swaps	$(268,489)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,706,727)	Net change in unrealized depreciation on forward foreign currency contracts	$(18,023,860)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral (Received) Pledged(b)	Net Amount
Derivative Assets (forward contracts)	$ 2,411,868	$(2,278,823)	$—	$ —	$ 133,045
Derivative Liabilities (forward contracts)	$(7,076,965)	$ 2,278,823	$—	$2,430,000	$(2,368,142)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.58% of the Fund’s average daily net assets up to $1 billion dollars, 0.53% of the Fund’s average daily net assets over $1 billion dollars and 0.48% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective May 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.66% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2017

Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$190,780	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $137,804,279 and $155,341,996, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2017.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Templeton Global Bond Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018